Share Capital and Public Offerings (Details)									1 Months Ended	6 Months Ended
	Dec. 13, 2022 USD ($) shares	Dec. 13, 2022 SFr / shares shares	Oct. 07, 2022 USD ($) $ / shares shares	Aug. 19, 2022 $ / shares shares	Apr. 25, 2022 USD ($) $ / shares shares	Apr. 13, 2022 USD ($)	Mar. 05, 2022 USD ($)	Dec. 14, 2021	Aug. 31, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CHF (SFr) shares	Dec. 13, 2022 $ / shares shares	Oct. 31, 2022 USD ($) shares	Jun. 30, 2022 shares	Apr. 25, 2022 SFr / shares	Feb. 02, 2021 $ / shares
Share Capital and Public Offerings [Line Items]
Issued common shares										35,671,780
Common shares issuance		5,747,126										5,747,126
Purchase price per share (in Dollars per share) | $ / shares					$ 1.04							$ 0.87
Warrants to purchase		5,747,127							1,258,215
Cash payment fee (in Dollars) | $										$ 700,000
Aggregate gross proceeds										5.00%	5.00%
Purchase unitd (in Dollars) | $										$ 20,000,000
Number of common shares										150.00%	150.00%
Exercise price per share (in Dollars per share) | $ / shares									$ 0.7
Share capital and public offerings description										Pursuant to the purchase agreement, the Company agreed to grant BVF the right to participate in future offerings of the Company’s securities for a period from the first closing (the “First Closing”) until the earlier of (i) the 30-month anniversary of the initial closing date or (ii) until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding Common Shares. on the same terms, conditions and price provided for in the subsequent financing or the right to purchase a comparable security with a beneficial ownership limitation. In addition, the Company agreed to grant BVF the right to nominate one member to the Company’s Board of Directors and shall continue to recommend to its shareholders to elect such member for a period from the First Closing until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding common shares.	Pursuant to the purchase agreement, the Company agreed to grant BVF the right to participate in future offerings of the Company’s securities for a period from the first closing (the “First Closing”) until the earlier of (i) the 30-month anniversary of the initial closing date or (ii) until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding Common Shares. on the same terms, conditions and price provided for in the subsequent financing or the right to purchase a comparable security with a beneficial ownership limitation. In addition, the Company agreed to grant BVF the right to nominate one member to the Company’s Board of Directors and shall continue to recommend to its shareholders to elect such member for a period from the First Closing until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding common shares.
Exercise price per share (in Dollars per share) | $ / shares			$ 0.7													$ 4.15
Cash placement (in Dollars) | $										$ 140,000
Accrued interest (in Dollars) | $													$ 1,530,000
Common shares													2,516,429
Common shares					3,015,384
Purchase of common shares	574,712
Sales agreement amount (in Dollars) | $							$ 3,900,000
Sales agreement amount (in Dollars) | $						$ 230,000
Commission rate percentage						3.00%
Expire date	5 years		5 years	2 years	5 years
Net proceeds received (in Dollars) | $	$ 272,892
Aggregate common shares			2,597,400	307,844	3,150,000
Price per unit (in Dollars per share) | $ / shares			$ 0.7	$ 0.5	$ 1.04					$ 1.1
Class of warrant outstanding			806,510	67,008
Convertible notes payable (in Dollars) | $			$ 534,966		$ 1,477,835
Common share warrants (in Dollars) | $										$ 8,123,773
Capital increase (in Francs) | SFr											SFr 64,857
Issuance of treasury shares										3,242,887				1,778,592
Diluted shares percentage								15.00%
Grant term										10 years	10 years
Options vested and exercisable										9 years 6 months	9 years 6 months
Aggregate intrinsic value for options outstanding and expected to vest (in Dollars) | $										$ 49,113
Intrinsic value of exercisable options (in Dollars) | $
Stock-based compensation expense (in Dollars) | $										60,516
Unrecognized stock-based compensation expense (in Dollars) | $										$ 262,574
Weighted-average period										1 year 9 months
Pre Funded Warrant [Member]
Share Capital and Public Offerings [Line Items]
Purchase price per share (in Dollars per share) | $ / shares										$ 1.5
Warrant term										5 years
Exercise price per share (in Dollars per share) | $ / shares										$ 2.03
Private Placement [Member]
Share Capital and Public Offerings [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 1.04
Share issued			5,194,802
Exercise price per share (in Dollars per share) | $ / shares			$ 0.77
Purchase of common shares										3,150,000	3,150,000
Warrant [Member]
Share Capital and Public Offerings [Line Items]
Exercise price per share (in Dollars per share) | $ / shares												2.03
Expire date			5 years
Aggregate common shares			1,258,214
Price per unit (in Dollars per share) | $ / shares			$ 0.7
Common Stock [Member]
Share Capital and Public Offerings [Line Items]
Share issued			2,597,401
Pre Funded Warrant [Member]
Share Capital and Public Offerings [Line Items]
Common shares					1,184,616
Maximum [Member]
Share Capital and Public Offerings [Line Items]
Common per share | $ / shares					$ 1.04							$ 0.87
Minimum [Member]
Share Capital and Public Offerings [Line Items]
Common per share | SFr / shares		SFr 0.02													SFr 0.02
Mr. Ronald Hafner [Member]
Share Capital and Public Offerings [Line Items]
Purchase of common shares					95,984
Common shares offering					3,015,384